RS - Summary of equity-settled 2019 Long-term Incentive Plan MOR AG (Details) - 2019 Long-term Incentive Plan MOR AG [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term Incentive Plans [Line Items]
Performance criteria	100.00%
Percentage of shares vested	25.00%
Company factor	100.00%
Expense from equity-settled share-based payment transactions	€ 25,278	€ 190,767	€ 682,162
Top of range [member]
Long-term Incentive Plans [Line Items]
Performance criteria	300.00%
Company factor	200.00%
Weighted average [member]
Long-term Incentive Plans [Line Items]
Performance criteria	200.00%
Bottom of range [member]
Long-term Incentive Plans [Line Items]
Performance criteria	0.00%
Company factor	0.00%